LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.73%
Equity Funds–95.00%
✠Fidelity®-
VIP Contrafund® Portfolio	5,686,404	$357,163,014
VIP Equity-Income Portfolio	5,259,150	154,040,519
		511,203,533
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.73%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	25,451,723	$25,451,723
		25,451,723
Total Investment Companies (Cost $298,020,914)		536,655,256

TOTAL INVESTMENTS–99.73% (Cost $298,020,914)	536,655,256
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.27%	1,439,257
NET ASSETS APPLICABLE TO 29,778,919 SHARES OUTSTANDING–100.00%	$538,094,513

✠Initial Class.

The following futures contracts were outstanding at September 30, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
88	E-mini S&P 500 Index	$25,582,700	$24,733,496	12/20/24	$849,204	$—
3	E-mini S&P MidCap 400 Index	944,580	940,437	12/20/24	4,143	—
Total Futures Contracts					$853,347	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
S&P–Standard & Poor’s
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–1